Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2023
Quarterly Data
Schedule of quarterly financial information
	2023				2022
(Dollars in thousands, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Total interest income	$16,801	17,599	18,306	19,156	$11,329	11,992	14,611	16,499
Total interest expense	2,463	3,828	4,966	5,886	663	644	818	1,198
Net interest income	14,338	13,771	13,340	13,270	10,666	11,348	13,793	15,301

Provision for credit losses	224	375	562	405	71	410	408	583
Other income	3,611	6,403	6,774	6,126	7,046	7,328	6,793	5,522
Other expense	13,702	13,619	14,255	14,568	13,341	14,243	13,455	14,991
Income before income taxes	4,023	6,180	5,297	4,423	4,300	4,023	6,723	5,249

Income tax expense	851	1,372	1,170	984	848	806	1,416	1,102
Net earnings	3,172	4,808	4,127	3,439	3,452	3,217	5,307	4,147

Basic net earnings per share	$0.58	0.88	0.77	0.64	$0.63	0.59	0.96	0.76
Diluted net earnings per share	$0.56	0.85	0.74	0.62	$0.61	0.57	0.93	0.74